Share-Based Compensation (Schedule of Compensation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	¥ 142,381	¥ 196,547	¥ 108,440
Fulfillment [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	13,730	16,845	8,497
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	57,548	89,275	38,631
Technology and content [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	22,512	38,001	16,711
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	¥ 48,591	¥ 52,426	¥ 44,601